UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                            Investment Company Act file number 811-5582

                       OPPENHEIMER CASH RESERVES
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
                    (Address of principal executive offices)
                                                       (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  July 31

Date of reporting period:  August 1, 2002 - July 31, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  July 31, 2003

                                                       Principal           Value
                                                          Amount      See Note 1
--------------------------------------------------------------------------------
 Certificates of Deposit--6.2%
--------------------------------------------------------------------------------
 Domestic Certificates of Deposit--3.3%
 Bank of New York,
 1.29%, 8/21/03                                     $ 15,000,000    $ 15,000,165
--------------------------------------------------------------------------------
 Citibank NA,
 1.055%, 10/30/03                                     10,000,000      10,000,000
--------------------------------------------------------------------------------
 National Bank of
 Commerce,
 Tennessee,
 1.225%, 6/14/04 1                                     6,500,000       6,499,344
                                                                    ------------
                                                                      31,499,509

--------------------------------------------------------------------------------
 Yankee Certificates of Deposit--2.9%
 Canadian Imperial
 Bank of Commerce,
 New York,
 1.23%, 8/7/03                                        10,000,000      10,000,000
--------------------------------------------------------------------------------
 Svenska
 Handelsbanken,
 New York:
 1.17%, 10/3/03                                        9,000,000       9,000,000
 1.19%, 10/2/03                                        8,000,000       8,000,137
                                                                    ------------
                                                                      27,000,137
                                                                    ------------
 Total Certificates of Deposit
 (Cost $58,499,646)                                                   58,499,646

--------------------------------------------------------------------------------
 Direct Bank Obligations--24.0%
 AB SPINTAB:
 0.935%, 10/27/03                                     10,000,000       9,977,404
 1.21%, 8/14/03                                       17,000,000      16,992,547
--------------------------------------------------------------------------------
 Bank of New York,
 1.87%, 8/5/03                                        10,000,000      10,000,655
--------------------------------------------------------------------------------
 Bank One NA:
 1.17%, 11/6/03                                       11,000,000      11,000,862
 1.25%, 8/15/03                                        5,000,000       4,999,990
--------------------------------------------------------------------------------
 Barclays US
 Funding Corp.,
 1.145%, 11/19/03                                      6,500,000       6,477,259
--------------------------------------------------------------------------------
 BNP Paribas
 Finance, Inc.,
 1.03%, 11/14/03                                      10,000,000       9,969,958
--------------------------------------------------------------------------------
 Credit Lyonnais
 North America, Inc.:
 1.035%, 10/23/03                                      7,000,000       6,983,296
 1.265%, 10/9/03                                      20,000,000      19,957,929
--------------------------------------------------------------------------------
 Danske Corp.,
 Series A:
 1.21%, 8/18/03                                       10,000,000       9,994,286
 1.21%, 8/20/03                                       10,000,000       9,993,561



                                                       Principal           Value
                                                          Amount      See Note 1
--------------------------------------------------------------------------------
 Direct Bank Obligations Continued
 Governor & Co.
 of the Bank of
 Ireland,
 1.15%, 11/17/03 2                                  $ 10,000,000    $  9,965,500
--------------------------------------------------------------------------------
 HBOS Treasury
 Services,
 1.035%, 10/3/03                                      10,000,000       9,981,888
--------------------------------------------------------------------------------
 NATC
 California LLC,
 1.06%, 10/27/03                                      10,000,000       9,974,383
--------------------------------------------------------------------------------
 Nationwide
 Building Society:
 1.22%, 8/11/03                                       10,000,000       9,996,611
 1.22%, 8/12/03                                       15,000,000      14,994,408
--------------------------------------------------------------------------------
 Nordea North
 America, Inc.:
 1.03%, 10/17/03                                       5,000,000       4,988,985
 1.04%, 10/21/03                                       6,000,000       5,985,960
--------------------------------------------------------------------------------
 Societe General
 North America:
 1.02%, 9/3/03                                         4,000,000       3,996,260
 1.17%, 10/1/03                                       25,000,000      24,950,438
--------------------------------------------------------------------------------
 Svenska
 Handelsbanken,
 Inc., Series S,
 1.27%, 8/12/03                                       10,000,000       9,996,120
--------------------------------------------------------------------------------
 Wells Fargo
 Bank NA,
 1.22%, 8/15/03                                        5,000,000       5,000,000
                                                                    ------------
 Total Direct
 Bank Obligations
 (Cost $226,178,300)                                                 226,178,300

--------------------------------------------------------------------------------
 Short-Term Notes--53.9%
--------------------------------------------------------------------------------
 Asset-Backed--13.1%
 Crown Point
 Capital Co.:
 1%, 12/12/03 2                                        7,800,000       7,771,183
 1.05%, 10/17/03 2                                    10,000,000       9,977,542
--------------------------------------------------------------------------------
 FCAR Owner Trust I,
 1.25%, 8/22/03                                        8,229,000       8,223,000
--------------------------------------------------------------------------------
 GOVCO, Inc.:
 1.04%, 10/20/03 2                                    10,000,000       9,976,889
 1.20%, 9/15/03 2                                      4,500,000       4,493,250
--------------------------------------------------------------------------------
 Grampian
 Funding LLC:
 1.05%, 10/23/03 2                                    15,000,000      14,963,687
 1.08%, 9/4/03 2                                       4,000,000       3,995,920




6  |  OPPENHEIMER CASH RESERVES

                                                       Principal           Value
                                                          Amount      See Note 1
--------------------------------------------------------------------------------
 Asset-Backed Continued
 Lexington Parker
 Capital Co. LLC,
 1.23%, 10/6/03 2                                   $ 14,900,000    $ 14,866,401
--------------------------------------------------------------------------------
 Neptune
 Funding Corp.:
 1.08%, 9/24/03 2                                     10,000,000       9,983,500
 1.20%, 9/22/03 2                                      3,750,000       3,743,500
--------------------------------------------------------------------------------
 New Center
 Asset Trust,
 1.04%, 10/8/03                                        4,850,000       4,840,472
--------------------------------------------------------------------------------
 Perry Global
 Funding LLC,
 Series A:
 0.95%, 9/25/03 2                                      9,000,000       8,986,800
 1.23%, 8/27/03 2                                      6,000,000       5,994,670
--------------------------------------------------------------------------------
 Scaldis Capital LLC:
 1.115%, 8/29/03 2                                    10,000,000       9,991,328
 1.22%, 11/10/03 2                                     5,600,000       5,580,832
                                                                    ------------
                                                                     123,388,974

--------------------------------------------------------------------------------
 Automobiles--1.1%
 BMW US
 Capital Corp.,
 1.22%, 8/19/03                                       10,000,000       9,993,900
--------------------------------------------------------------------------------
 Capital Markets--11.1%
 Banc of America
 Securities LLC,
 1.19%, 8/1/03 1                                      15,000,000      15,000,000
--------------------------------------------------------------------------------
 Bear Stearns
 Cos., Inc.,
 1.04%, 9/4/03                                        10,000,000       9,990,178
--------------------------------------------------------------------------------
 Citigroup
 Global Markets
 Holdings Inc.,
 1.03%, 10/6/03                                       12,500,000      12,476,396
--------------------------------------------------------------------------------
 Goldman Sachs
 Group LP:
 1.23%, 11/24/03                                       8,000,000       8,000,000
 1.26%, 9/8/03 3                                      10,000,000      10,000,000
 1.28%, 9/10/03 3                                      9,250,000       9,250,000
--------------------------------------------------------------------------------
 Morgan Stanley,
 0.875%, 12/2/03 1                                    10,000,000      10,000,000
--------------------------------------------------------------------------------
 Wachovia
 Securities LLC,
 1.29%, 3/26/04 1                                     30,000,000      30,000,000
                                                                    ------------
                                                                     104,716,574



                                                       Principal           Value
                                                          Amount      See Note 1
--------------------------------------------------------------------------------
 Chemicals--2.1%
 BASF AG:
 1.23%, 8/7/03 2                                    $ 15,000,000    $ 14,996,925
 1.26%, 8/29/03 2                                      5,000,000       4,995,100
                                                                    ------------
                                                                      19,992,025

--------------------------------------------------------------------------------
 Commercial Banks--0.7%
 JPMorgan
 Chase & Co.,
 1.05%, 10/29/03                                       7,000,000       6,981,829
--------------------------------------------------------------------------------
 Diversified Financial Services--1.4%
 General Electric
 Capital Corp.:
 1.25%, 10/8/03                                        7,800,000       7,781,583
 1.27%, 8/7/03                                         5,000,000       4,998,942
                                                                    ------------
                                                                      12,780,525

--------------------------------------------------------------------------------
 Food Products--2.7%
 Nestle Capital Corp.:
 1.04%, 10/2/03 2                                     10,000,000       9,982,089
 1.04%, 10/28/03 2                                    15,000,000      14,961,867
                                                                    ------------
                                                                      24,943,956

--------------------------------------------------------------------------------
 Insurance--3.7%
 General Electric
 Capital
 Assurance Co.,
 1.17%, 12/1/03 1,3                                   15,000,000      15,000,000
--------------------------------------------------------------------------------
 Pacific Life
 Insurance Co.,
 1.20%, 8/1/03 1,3                                     5,000,000       5,000,000
--------------------------------------------------------------------------------
 Prudential
 Insurance Co.
 of America,
 1.16%, 10/1/03 1                                     10,000,000      10,000,000
--------------------------------------------------------------------------------
 United of Omaha
 Life Insurance Co.,
 1.22%, 8/1/03 1,3                                     5,000,000       5,000,000
                                                                    ------------
                                                                      35,000,000

--------------------------------------------------------------------------------
 Leasing & Factoring--4.2%
 American Honda
 Finance Corp.:
 1.239%, 2/4/04 1,4                                   10,000,000      10,000,000
 1.27%, 8/4/03 1,4                                    10,000,000      10,000,000
--------------------------------------------------------------------------------
 Volkswagen of
 America:
 1.15%, 9/12/03 2                                     10,000,000       9,986,583
 1.24%, 8/1/03 2                                      10,000,000      10,000,000
                                                                    ------------
                                                                      39,986,583




7  |  OPPENHEIMER CASH RESERVES

STATEMENT OF INVESTMENTS  Continued


                                                       Principal           Value
                                                          Amount      See Note 1
--------------------------------------------------------------------------------
 Oil & Gas--1.1%
 Total Capital,
 1.265%, 8/6/03 2                                   $ 10,000,000    $  9,998,243
--------------------------------------------------------------------------------
 Special Purpose Financial--12.7%
 AriesOne Metafolio
 Corp.:
 1.07%, 8/5/03 2                                       6,200,000       6,199,263
 1.08%, 8/8/03 2                                       9,537,000       9,534,997
--------------------------------------------------------------------------------
 Cooperative Assn
 of Tractor Dealers,
 Inc., Series A:
 1.20%, 9/5/03                                        10,200,000      10,188,100
 1.30%, 8/1/03                                         5,000,000       5,000,000
--------------------------------------------------------------------------------
 Cooperative Assn
 of Tractor Dealers,
 Inc., Series B:
 1.10%, 10/24/03                                       7,500,000       7,480,750
 1.12%, 8/1/03                                         1,100,000       1,100,000
 1.27%, 11/3/03                                        2,000,000       1,993,368
--------------------------------------------------------------------------------
 CORSAIR Trust,
 Series 1-1005,
 1.339%, 9/17/03 1,4                                  10,000,000      10,000,000
--------------------------------------------------------------------------------
 Independence
 Funding LLC,
 1.05%, 8/28/03 4                                     10,000,000       9,992,125
--------------------------------------------------------------------------------
 Intrepid Funding
 Master Trust -
 Series 1999A,
 1.09%, 8/27/03 4                                     10,000,000       9,992,128
--------------------------------------------------------------------------------
 K2 (USA) LLC,
 1.057%, 7/15/04 1,4                                   5,000,000       4,998,500
--------------------------------------------------------------------------------
 LINKS Finance LLC,
 1.23%, 8/6/03 2                                      15,000,000      14,997,437
--------------------------------------------------------------------------------
 Parkland (USA) LLC,
 1.09%, 2/24/04 1,4                                   10,000,000      10,000,000
--------------------------------------------------------------------------------
 RACERS, Series
 2002-31-C,
 1.10%, 9/3/03 1,3                                     6,500,000       6,491,290
--------------------------------------------------------------------------------
 RACERS, Series
 2002-36-C,
 1.10%, 10/1/03 1,3                                   12,000,000      11,983,080
                                                                    ------------
                                                                     119,951,038
                                                                    ------------
 Total Short-Term Notes
 (Cost $507,733,647)                                                 507,733,647

--------------------------------------------------------------------------------
 U.S. Government Agencies--13.6%
 Federal Home Loan Bank:
 1.124%, 8/27/03                                    2,928,000          2,925,623
 1.23%, 7/6/04                                     10,000,000         10,000,000



                                                       Principal           Value
                                                          Amount      See Note 1
--------------------------------------------------------------------------------
 U.S. Government Agencies Continued
--------------------------------------------------------------------------------
 Federal Home Loan
 Mortgage Corp.:
 1.05%, 12/1/03                                     $  9,950,000    $  9,914,595
 1.06%, 11/21/03                                      10,000,000       9,967,022
 1.08%, 12/12/03                                      10,000,000       9,960,100
 1.09%, 9/22/03                                        5,000,000       4,992,128
--------------------------------------------------------------------------------
 Federal National
 Mortgage Assn.:
 1.03%, 10/22/03                                      25,000,000      24,941,175
 1.085%, 9/3/03                                       15,000,000      14,984,669
 1.14%, 11/26/03                                      10,000,000       9,962,950
 1.25%, 7/7/04                                        10,000,000      10,000,000
--------------------------------------------------------------------------------
 FNMA Master
 Credit Facility:
 0.95%, 1/2/04                                        10,000,000       9,959,361
 1.19%, 9/2/03                                        10,000,000       9,989,422
                                                                    ------------
 Total U.S. Government
 Agencies (Cost $127,597,045)                                        127,597,045

--------------------------------------------------------------------------------
 Total Investments,
 at Value
 (Cost $920,008,638)                                        97.7%    920,008,638
--------------------------------------------------------------------------------
 Other Assets
 Net of Liabilities                                          2.3      21,584,474
                                                           ---------------------
 Net Assets                                                100.0%   $941,593,112
                                                           =====================



 Footnotes to Statement of Investments

 Short-term notes and direct bank obligations are generally traded on a discount basis; the interest rate shown is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

 1. Represents the current interest rate for a variable or increasing rate security.
 2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $225,943,506, or 24% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.
 3. Identifies issues considered to be illiquid. See Note 4 of Notes to Financial Statements.
 4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $64,982,753 or 6.90% of the Fund's net assets as of July 31, 2003.

 See accompanying Notes to Financial Statements.

8  | OPPENHEIMER CASH RESERVES

STATEMENT OF ASSETS AND LIABILITIES  July 31, 2003


-------------------------------------------------------------------------------
 Assets

 Investments, at value (cost $920,008,638)--see
 accompanying statement                                            $920,008,638
-------------------------------------------------------------------------------
 Cash                                                                 2,098,374
-------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest sold                                  13,201,147
 Investments sold                                                    10,000,000
 Interest                                                               805,125
 Other                                                                  133,615
                                                                   ------------
 Total assets                                                       946,246,899

-------------------------------------------------------------------------------
 Liabilities

 Payables and other liabilities:
 Shares of beneficial interest redeemed                               4,099,264
 Transfer and shareholder servicing agent fees                          268,746
 Distribution and service plan fees                                      85,641
 Dividends                                                               85,455
 Trustees' compensation                                                     397
 Other                                                                  114,284
                                                                   ------------
 Total liabilities                                                    4,653,787


-------------------------------------------------------------------------------
 Net Assets                                                        $941,593,112
                                                                   ============


-------------------------------------------------------------------------------
 Composition of Net Assets

 Par value of shares of beneficial interest                        $    941,550
-------------------------------------------------------------------------------
 Additional paid-in capital                                         940,651,562
                                                                   ------------
 Net Assets                                                        $941,593,112
                                                                   ============


9  |  OPPENHEIMER CASH RESERVES

STATEMENT OF ASSETS AND LIABILITIES  Continued


--------------------------------------------------------------------------------
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of $465,843,139 and 465,853,617 shares of beneficial
 interest outstanding)                                                     $1.00
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $316,750,401 and 316,709,441 shares of beneficial
 interest outstanding)                                                     $1.00
--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $106,649,584 and 106,637,714 shares of beneficial
 interest outstanding)                                                     $1.00
--------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $52,349,988 and 52,349,232 shares of beneficial interest
 outstanding)                                                              $1.00



 See accompanying Notes to Financial Statements.


10  |  OPPENHEIMER CASH RESERVES

STATEMENT OF OPERATIONS  For the Year Ended July 31, 2003


--------------------------------------------------------------------------------
 Investment Income

 Interest                                                          $15,517,227
------------------------------------------------------------------------------
 Dividends                                                                 931
                                                                   -----------
 Total investment income                                            15,518,158

--------------------------------------------------------------------------------
 Expenses

 Management fees                                                     4,619,828
--------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                               887,674
 Class B                                                             2,353,379
 Class C                                                               685,210
 Class N                                                               245,560
--------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                             2,010,854
 Class B                                                               956,149
 Class C                                                               343,706
 Class N                                                               112,959
--------------------------------------------------------------------------------
 Shareholder reports                                                   292,524
--------------------------------------------------------------------------------
 Custodian fees and expenses                                            18,008
--------------------------------------------------------------------------------
 Trustees' compensation                                                  8,899
--------------------------------------------------------------------------------
 Other                                                                 163,419
                                                                   -----------
 Total expenses                                                     12,698,169
 Less reduction to custodian expenses                                     (989)
 Less voluntary reimbursement of management fees                      (404,272)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees--Class A                                        (449,748)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees--Class B                                        (139,102)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees--Class C                                         (77,200)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees--Class N                                         (33,450)
                                                                   -----------
 Net expenses                                                       11,593,408

--------------------------------------------------------------------------------
 Net Investment Income                                               3,924,750

--------------------------------------------------------------------------------
 Net Realized Gain on Investments                                       73,568

--------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations               $3,998,318
                                                                   ===========




 See accompanying Notes to Financial Statements.


11  |  OPPENHEIMER CASH RESERVES

STATEMENTS OF CHANGES IN NET ASSETS


 Year Ended July 31,                                            2003                  2002
-------------------------------------------------------------------------------------------
 Operations

 Net investment income                                $    3,924,750        $    8,291,141
-------------------------------------------------------------------------------------------
 Net realized gain                                            73,568               110,956
                                                      -------------------------------------
 Net increase in net assets resulting
 from operations                                           3,998,318             8,402,097

-------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders

 Dividends from net investment income:
 Class A                                                  (2,404,957)           (5,240,579)
 Class B                                                  (1,044,894)           (2,136,831)
 Class C                                                    (272,812)             (681,306)
 Class N                                                    (202,087)             (139,943)
-------------------------------------------------------------------------------------------
 Distributions from net realized gain:
 Class A                                                     (32,551)              (46,805)
 Class B                                                     (28,468)              (33,340)
 Class C                                                      (8,440)               (9,923)
 Class N                                                      (3,523)               (2,414)

-------------------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase (decrease) in net assets resulting from
 beneficial interest transactions:
 Class A                                                  25,949,775            43,941,742
 Class B                                                (101,017,788)          178,524,051
 Class C                                                 (16,470,114)           38,029,783
 Class N                                                   9,589,171            38,485,352

-------------------------------------------------------------------------------------------
 Net Assets

 Total increase (decrease)                               (81,948,370)          299,091,884
-------------------------------------------------------------------------------------------
 Beginning of period                                   1,023,541,482           724,449,598
                                                      -------------------------------------
 End of period                                        $  941,593,112        $1,023,541,482
                                                      =====================================



 See accompanying Notes to Financial Statements.




12  |  OPPENHEIMER CASH RESERVES

FINANCIAL HIGHLIGHTS


 Class A       Year Ended July 31,                        2003             2002          2001         2000         1999
-------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                    $1.00            $1.00         $1.00        $1.00        $1.00
-------------------------------------------------------------------------------------------------------------------------
 Income from investment operations:
 Net investment income                                     .01              .01           .05          .05          .04
 Net realized gain                                          -- 1             -- 1          --           --           --
                                                      -------------------------------------------------------------------
 Total from investment operations                          .01              .01           .05          .05          .04
-------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                     (.01)            (.01)         (.05)        (.05)        (.04)
 Distributions from net realized gain                       -- 1             -- 1          --           --           --
                                                      -------------------------------------------------------------------
 Total dividends and/or
 distributions to shareholders                            (.01)            (.01)         (.05)        (.05)        (.04)
 Net asset value, end of period                          $1.00            $1.00         $1.00        $1.00        $1.00
                                                      ===================================================================

-------------------------------------------------------------------------------------------------------------------------
 Total Return 2                                           0.54%            1.31%         4.84%        5.10%        4.30%

-------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)             $465,843         $439,893      $395,898     $317,198     $264,632
--------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                    $451,634         $405,285      $351,490     $312,440     $245,622
--------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                    0.53%            1.30%         4.67%       5.00%         4.22%
 Expenses, gross                                          1.16%            1.17%         1.15%       1.06%         1.10%
 Expenses, net                                            1.00% 4,5,6      1.16% 4,5     1.15% 4     1.06% 4       1.10% 4



 1. Less than $0.005 per share.
 2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
 3. Annualized for periods of less than one full year.
 4. Reduction to custodian expenses less than 0.01%.
 5. Net of voluntary waiver of transfer agent fees.
 6. Net of voluntary waiver of management fees.

See accompanying Notes to Financial Statements.

13  |  OPPENHEIMER CASH RESERVES

FINANCIAL HIGHLIGHTS  Continued


 Class B       Year Ended July 31,                        2003             2002          2001         2000         1999
------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                    $1.00            $1.00         $1.00        $1.00        $1.00
------------------------------------------------------------------------------------------------------------------------
 Income from investment operations:
 Net investment income                                      -- 1            .01           .04          .04          .04
 Net realized gain                                          -- 1            -- 1           --           --           --
                                                       -----------------------------------------------------------------
 Total from investment operations                           --              .01           .04          .04          .04
------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                       -- 1           (.01)         (.04)        (.04)        (.04)
 Distributions from net realized gain                       -- 1             -- 1          --           --           --
------------------------------------------------------------------------------------------------------------------------
 Total dividends and/or
 distributions to shareholders                              --             (.01)         (.04)        (.04)        (.04)
------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                          $1.00            $1.00         $1.00        $1.00        $1.00
                                                       =================================================================

------------------------------------------------------------------------------------------------------------------------
 Total Return 2                                           0.27%            0.76%         4.25%        4.52%        3.72%

------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)             $316,750         $417,768      $239,201     $172,345     $204,081
------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                    $385,078         $288,676      $208,775     $225,824     $170,068
------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                    0.27%            0.75%         4.07%        4.40%        3.67%
 Expenses, gross                                          1.37%            1.71%         1.70%        1.61%        1.65%
 Expenses, net                                            1.27% 4,5,6      1.70% 4,5     1.70% 4      1.61% 4      1.65% 4



1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Net of voluntary waiver of transfer agent fees.
6. Net of voluntary waiver of management fees.

See accompanying Notes to Financial Statements.

14  |  OPPENHEIMER CASH RESERVES


 Class C       Year Ended July 31,                        2003             2002          2001         2000         1999
-----------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                    $1.00            $1.00         $1.00        $1.00        $1.00
-------------------------------------------------------------------------------------------------------------------------
 Income from investment operations:
 Net investment income                                      -- 1            .01           .04          .04          .04
 Net realized gain                                          -- 1             -- 1          --           --           --
                                                      -------------------------------------------------------------------
 Total from investment operations                           --              .01           .04          .04          .04
-------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                       -- 1           (.01)         (.04)        (.04)        (.04)
 Distributions from net realized gain                       -- 1             -- 1          --           --           --
                                                      -------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                            --             (.01)         (.04)        (.04)        (.04)
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                          $1.00            $1.00         $1.00        $1.00        $1.00
                                                      ===================================================================

-------------------------------------------------------------------------------------------------------------------------
 Total Return 2                                           0.25%            0.76%         4.26%        4.52%        3.73%

-------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)             $106,650         $123,120       $85,076      $49,382      $49,607
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                    $113,569         $ 85,893       $68,741      $59,556      $37,244
-------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                    0.24%            0.80%         4.07%        4.44%        3.67%
 Expenses, gross                                          1.41%            1.71%         1.70%        1.61%        1.65%
 Expenses, net                                            1.28% 4,5,6      1.70% 4,5     1.70% 4      1.61% 4      1.65% 4



1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Net of voluntary waiver of transfer agent fees.
6. Net of voluntary waiver of management fees.

See accompanying Notes to Financial Statements.

15  |  OPPENHEIMER CASH RESERVES

FINANCIAL HIGHLIGHTS  Continued


 Class N       Year Ended July 31,                        2003             2002        2001 1
-------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                    $1.00            $1.00         $1.00
-----------------------------------------------------------------------------------------------
 Income from investment operations:
 Net investment income                                      -- 2            .01           .01
 Net realized gain                                          -- 2             -- 2          --
                                                      -----------------------------------------
 Total from investment operations                           --              .01           .01
-----------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                       -- 2           (.01)         (.01)
 Distributions from net realized gain                       -- 2             -- 2          --
                                                      -----------------------------------------
 Total dividends and/or distributions to shareholders      --              (.01)         (.01)
-----------------------------------------------------------------------------------------------
 Net asset value, end of period                          $1.00            $1.00         $1.00
                                                      =========================================

-----------------------------------------------------------------------------------------------
 Total Return 3                                           0.43%            1.08%         1.49%

-----------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)              $52,350          $42,761        $4,275
-----------------------------------------------------------------------------------------------
 Average net assets (in thousands)                     $49,145          $21,014        $  737
-----------------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment income                                    0.41%            0.68%         3.03%
 Expenses, gross                                          1.24%            1.47%         1.19%
 Expenses, net                                            1.11% 5,6,7      1.46% 5,6     1.19% 5



1. For the period from March 1, 2001 (inception of offering) to July 31, 2001.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
4. Annualized for periods of less than one full year.
5. Reduction to custodian expenses less than 0.01%.
6. Net of voluntary waiver of transfer agent fees.
7. Net of voluntary waiver of management fees.

See accompanying Notes to Financial Statements.

16  |  OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Cash Reserves (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek the maximum current income that is consistent with stability of principal. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is the net asset value per share without any initial sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 Securities Valuation. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, if any, to shareholders, therefore, no federal income or excise tax provision is required.

 The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years for federal income tax purposes.

            Undistributed Net           Undistributed         Accumulated Loss
            Investment Income          Long-Term Gain             Carryforward
------------------------------------------------------------------------------
            $190,621                              $--                      $--

 Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends



17  |  OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for July 31, 2003. Net assets of the Fund were unaffected by the reclassifications.

                 To (From)           From                           Net
                 Ordinary         Capital     Tax Return     Investment
                 Income (Loss)     Gain 1     of Capital           Loss
-----------------------------------------------------------------------
                 $--                 $586            $--            $--

 1. $586, all of which was long-term capital gain, was distributed in connection with Fund share redemptions.

 The tax character of distributions paid during the years ended July 31, 2003 and July 31, 2002 was as follows:
                                           Year Ended        Year Ended
                                        July 31, 2003     July 31, 2002
                 ------------------------------------------------------
                 Distributions paid from:
                 Ordinary income           $3,924,750       $ 8,198,659
                 Long-term capital gain        72,982            92,482
                                           ----------------------------
                 Total                     $3,997,732       $ 8,291,141
                                           ============================


--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
 Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.



18  |  OPPENHEIMER CASH RESERVES

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                       Year Ended July 31, 2003                Year Ended July 31, 2002
                                     Shares              Amount              Shares              Amount
--------------------------------------------------------------------------------------------------------
 Class A
 Sold                           645,438,961       $ 645,438,961         725,626,956       $ 725,626,956
 Dividends and/or
 distributions reinvested         2,267,138           2,267,138           5,044,104           5,044,104
 Redeemed                      (621,756,324)       (621,756,324)       (686,729,318)       (686,729,318)
                               -------------------------------------------------------------------------
 Net increase                    25,949,775       $  25,949,775          43,941,742       $  43,941,742
                               =========================================================================

--------------------------------------------------------------------------------------------------------
 Class B
 Sold                           387,633,392       $ 387,633,392         600,768,660       $ 600,768,660
 Dividends and/or
 distributions reinvested           989,218             989,218           1,988,404           1,988,404
 Redeemed                      (489,640,398)       (489,640,398)       (424,233,013)       (424,233,013)
                               -------------------------------------------------------------------------
 Net increase (decrease)       (101,017,788)      $(101,017,788)        178,524,051       $ 178,524,051
                               =========================================================================

--------------------------------------------------------------------------------------------------------
 Class C
 Sold                           236,359,515       $ 236,359,515         242,337,624       $ 242,337,624
 Dividends and/or
 distributions reinvested           256,705             256,705             568,139             568,139
 Redeemed                      (253,086,334)       (253,086,334)       (204,875,980)       (204,875,980)
                               -------------------------------------------------------------------------
 Net increase (decrease)        (16,470,114)      $ (16,470,114)         38,029,783       $  38,029,783
                               =========================================================================

--------------------------------------------------------------------------------------------------------
 Class N
 Sold                           156,184,467       $ 156,184,467          84,380,207      $   84,380,207
 Dividends and/or
 distributions reinvested           204,581             204,581             135,286             135,286
 Redeemed                      (146,799,877)       (146,799,877)        (46,030,141)        (46,030,141)
                               -------------------------------------------------------------------------
 Net increase                     9,589,171        $  9,589,171          38,485,352       $  38,485,352
                               =========================================================================


--------------------------------------------------------------------------------
 3. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at annual rate of 0.50% of the first $250 million of average annual net assets, 0.475% of the next $250 million, 0.45% of the next $250 million, 0.425% of the next $250 million, and 0.40% of net assets in excess of $1 billion. Effective December 6, 2002, the Manager has agreed to limit the Fund's management fee to 0.40% of the Fund's average net assets for each class of shares. This expense limitation can be amended or terminated at any time without advance notice. As a result of this limitation the Fund was reimbursed $404,272 for the year ended July 31, 2003.


19  |  OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS  Continued
-------------------------------------------------------------------------------
 3. Fees and Other Transactions with Affiliates Continued
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended July 31, 2003, the Fund paid $2,928,931 to OFS for services to the Fund.
    Prior to April 28, 2003, OFS had voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. Effective April 28, 2003, transfer agent fees for all classes are limited to the lesser of 0.35% of average daily net assets or to an amount (but not less than zero) necessary to allow each class of the Fund to maintain a 7-day yield of at least approximately 0.10%. As a result of this agreement the Fund was reimbursed $53,108 for the year ended July 31, 2003. Each of the above-mentioned voluntary undertakings may be further amended or withdrawn at any time.

--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                           Concessions              Concessions           Concessions           Concessions
                            on Class A               on Class B            on Class C            on Class N
                                Shares                   Shares                Shares                Shares
                           Advanced by              Advanced by           Advanced by           Advanced by
 Year Ended              Distributor 1            Distributor 1         Distributor 1         Distributor 1
-----------------------------------------------------------------------------------------------------------
 July 31, 2003                     $--                 $363,611              $208,888              $887,944

1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                               Class A                  Class B               Class C               Class N
                            Contingent               Contingent            Contingent            Contingent
                              Deferred                 Deferred              Deferred              Deferred
                         Sales Charges            Sales Charges         Sales Charges         Sales Charges
                           Retained by              Retained by           Retained by           Retained by
 Year Ended                Distributor              Distributor           Distributor           Distributor
-----------------------------------------------------------------------------------------------------------
 July 31, 2003                 $41,397                 $845,548              $111,680            $1,224,487


--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.20% of the average annual net assets of Class A shares of the Fund. For the year ended July 31, 2003, expense under the Class A Plan totaled $887,674, all of which were paid by the Distributor to recipients, which included $89 retained by the Distributor and $148,511 which was paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.


20  |  OPPENHEIMER CASH RESERVES

--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual service fee of 0.25% per year and an annual asset-based sales charge of 0.25% per year on Class N shares. Effective January 1, 2003, the Fund decreased the asset-based sales charge on Class B and Class C shares to 0.50% of average daily net assets per annum. The distributor is entitled to receive a service fee of 0.25% per year under each plan, but the Board of Trustees has not authorized the Fund to pay the service fees on Class B and Class C shares at this time.

 Distribution fees paid to the Distributor for the year ended July 31, 2003, were as follows:

                                                                                        Distributor's
                                                                Distributor's               Aggregate
                                                                    Aggregate            Unreimbursed
                                                                 Unreimbursed           Expenses as %
                   Total Payments          Amount Retained           Expenses           of Net Assets
                       Under Plan           by Distributor         Under Plan                of Class
-----------------------------------------------------------------------------------------------------
 Class B Plan          $2,353,379               $2,353,379                $--                      --%
 Class C Plan             685,210                  607,900                 --                      --
 Class N Plan             245,560                  221,182          2,421,058                    4.62


--------------------------------------------------------------------------------
 4. Illiquid Securities
 As of July 31, 2003, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of July 31, 2003 was $62,724,370, which represents 6.66% of the Fund's net assets.

21  |  OPPENHEIMER CASH RESERVES

INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------
 To the Board of Trustees and Shareholders of Oppenheimer Cash Reserves:

 We have audited the accompanying statement of assets and liabilities of Oppenheimer Cash Reserves, including the statement of investments, as of July 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Cash Reserves as of July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.





 Deloitte & Touche LLP

 Denver, Colorado
 August 21, 2003


22  |  OPPENHEIMER CASH RESERVES

FEDERAL INCOME TAX INFORMATION  Unaudited

--------------------------------------------------------------------------------
 In early 2004, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2003. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
    None of the dividends paid by the Fund during the year ended July 31, 2003 are eligible for the corporate dividend-received deduction.
    The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited

--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


23  |  OPPENHEIMER CASH RESERVES

TRUSTEES AND OFFICERS  Unaudited

------------------------------------------------------------------------------------------------------------------------
Name, Position(s) Held with            Principal Occupation(s) During Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age           by Trustee; Number of Portfolios in Fund Complex Currently Overseen by Trustee

INDEPENDENT TRUSTEES                   The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial,
                                       CO 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

James C. Swain,                        Formerly, Chief Executive Officer (until August 27, 2002) of the Board II Funds,
Chairman and Trustee                   Vice Chairman (until January 2, 2002) of OppenheimerFunds, Inc. (the Manager)
(since 1989)                           and President and a director (until 1997) of Centennial Asset Management
Age: 69                                Corporation (a wholly-owned investment advisory subsidiary of the Manager).
                                       Oversees 43 portfolios in the OppenheimerFunds complex.

William L. Armstrong,                  Chairman of the following private mortgage banking companies: Cherry Creek
Vice Chairman (since 2003)             Mortgage Company (since 1991), Centennial State Mortgage Company (since 1994),
and Trustee (since 1999)               The El Paso Mortgage Company (since 1993), Transland Financial Services, Inc.
Age: 66                                (since 1997); Chairman of the following private companies: Great Frontier
                                       Insurance (insurance agency) (since 1995), Ambassador Media Corporation and
                                       Broadway Ventures (since 1984); a director of the following public companies:
                                       Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992)
                                       and UNUMProvident (insurance company) (since 1991). Mr. Armstrong is also a
                                       Director/Trustee of Campus Crusade for Christ and the Bradley Foundation.
                                       Formerly a director of the following: Storage Technology Corporation (a publicly-held computer equipment company) (1991-February 2003), and
                                       International Family Entertainment (television channel) (1992-1997), Frontier
                                       Real Estate, Inc. (residential real estate brokerage) (1994-1999), and Frontier
                                       Title (title insurance agency) (1995-June 1999); a U.S. Senator (January
                                       1979-January 1991). Oversees 43 portfolios in the OppenheimerFunds complex.

Robert G. Avis,                        Formerly, Director and President of A.G. Edwards Capital, Inc. (General Partner
Trustee (since 1993)                   of private equity funds) (until February 2001); Chairman, President and Chief
Age: 72                                Executive Officer of A.G. Edwards Capital, Inc. (until March 2000); Vice
                                       Chairman and Director of A.G. Edwards, Inc. and Vice Chairman of A.G. Edwards &
                                       Sons, Inc. (its brokerage company subsidiary) (until March 1999); Chairman of
                                       A.G. Edwards Trust Company and A.G.E. Asset Management (investment advisor)
                                       (until March 1999); and a Director (until March 2000) of A.G. Edwards & Sons and
                                       A.G. Edwards Trust Company. Oversees 43 portfolios in the OppenheimerFunds complex.

George C. Bowen,                       Formerly (until April 1999): Senior Vice President (from September 1987) and
Trustee (since 1997)                   Treasurer (from March 1985) of the Manager; Vice President (from June 1983) and
Age: 66                                Treasurer (since March 1985) of OppenheimerFunds Distributor, Inc. (a subsidiary of the Manager); Senior Vice President (since February 1992), Treasurer (since
                                       July 1991) Assistant Secretary and a director (since December 1991) of
                                       Centennial Asset Management Corporation; Vice President (since October 1989) and
                                       Treasurer (since April 1986) of HarbourView Asset Management Corporation (an
                                       investment advisory subsidiary of the Manager); President, Treasurer and a director (June 1989-January 1990) of Centennial Capital Corporation (an
                                       investment advisory subsidiary of the Manager); Vice President and Treasurer
                                       (since August 1978) and Secretary (since April 1981) of Shareholder Services,
                                       Inc. (a transfer agent subsidiary of the Manager); Vice President, Treasurer and
                                       Secretary (since November 1989) of Shareholder Financial Services, Inc. (a
                                       transfer agent subsidiary of the Manager); Assistant Treasurer (since March
                                       1998) of Oppenheimer Acquisition Corp. (the Manager's parent corporation);
                                       Treasurer (since November 1989) of Oppenheimer Partnership Holdings, Inc. (a
                                       holding company subsidiary of the Manager); Vice President and Treasurer



24  |  OPPENHEIMER CASH RESERVES

George C. Bowen,                       (since July 1996) of Oppenheimer Real Asset Management, Inc. (an investment
Continued                              advisory subsidiary of the Manager); Chief Executive Officer and director (since
                                       March 1996) of MultiSource Services, Inc. (a broker-dealer subsidiary of the
                                       Manager); Treasurer (since October 1997) of OppenheimerFunds International Ltd.
                                       and OppenheimerFunds plc (offshore fund management subsidiaries of the Manager).
                                       Oversees 43 portfolios in the OppenheimerFunds complex.

Edward L. Cameron,                     A member of The Life Guard of Mount Vernon, George Washington's home (since June
Trustee (since 1999)                   2000). Formerly (March 2001 - May 2002) Director of Genetic ID, Inc. and its
Age: 64                                subsidiaries (a privately held biotech company); a partner with
                                       PricewaterhouseCoopers LLP (from 1974-1999) (an accounting firm) and Chairman
                                       (from 1994-1998), Price Waterhouse LLP Global Investment Management Industry
                                       Services Group. Oversees 43 portfolios in the OppenheimerFunds complex.

Jon S. Fossel,                         Chairman and Director (since 1998) of Rocky Mountain Elk Foundation (a
Trustee (since 1990)                   not-for-profit foundation); and a director (since October 1999) of P.R.
Age: 61                                Pharmaceuticals (a privately held company) and UNUMProvident (an insurance company) (since June 1, 2002). Formerly Chairman and a director (until October
                                       1996) and President and Chief Executive Officer (until October 1995) of the
                                       Manager; President, Chief Executive Officer and a director of Oppenheimer
                                       Acquisition Corp., Shareholders Services Inc. and Shareholder Financials
                                       Services, Inc. (until October 1995). Oversees 43 portfolios in the
                                       OppenheimerFunds complex.

Sam Freedman,                          Director of Colorado Uplift (a non-profit charity) (since September 1984).
Trustee (since 1996)                   Formerly (until October 1994) Mr. Freedman held several positions in subsidiary
Age: 62                                or affiliated companies of the Manager. Oversees 43 portfolios in the
                                       OppenheimerFunds complex.

Beverly L. Hamilton,                   Trustee (since 1996) of MassMutual Institutional Funds and of MML Series
Trustee (since 2002)                   Investment Fund (open-end investment companies); Director of MML Services (since
Age: 56                                April 1987) and America Funds Emerging Markets Growth Fund (since October 1991)
                                       (both are investment companies), The California Endowment (a philanthropy organization) (since April 2002), and Community Hospital of Monterey Peninsula,
                                       (since February 2002); a trustee (since February 2000) of Monterey International
                                       Studies (an educational organization), and an advisor to Unilever (Holland)'s pension fund and to Credit Suisse First Boston's Sprout venture capital unit.
                                       Mrs. Hamilton also is a member of the investment committees of the Rockefeller
                                       Foundation, the University of Michigan and Hartford Hospital. Formerly,
                                       President (February 1991-April 2000) ARCO Investment Management Company.
                                       Oversees 44 portfolios in the OppenheimerFunds complex.

Robert J. Malone,                      Director (since 2001) of Jones Knowledge, Inc. (a privately held company), U.S.
Trustee (since 2002)                   Exploration, Inc., (since 1997), Colorado UpLIFT (a non-profit organization)
Age: 58                                (since 1986) and a trustee of the Gallagher Family Foundation (non-profit organization) (since 2000). Formerly, Chairman of U.S. Bank (a subsidiary of
                                       U.S. Bancorp and formerly Colorado National Bank,) (July 1996-April 1, 1999) and
                                       a director of Commercial Assets, Inc. (a REIT) (1993-2000). Oversees 44
                                       portfolios in the OppenheimerFunds complex.






25  |  OPPENHEIMER CASH RESERVES

TRUSTEES AND OFFICERS  Unaudited / Continued


F. William Marshall, Jr.,              Trustee (since 1996) of MassMutual Institutional Funds and of MML Series
Trustee (since 2000)                   Investment Fund (open-end investment companies); Trustee (since 1987), Chairman
Age: 61                                of the Board (since 2003) and Chairman of the investment committee (since 1994)
                                       for the Worcester Polytech Institute; President and Treasurer (since January
                                       1999) of the SIS Fund (a private not for profit charitable fund); Trustee (since
                                       1995) of the Springfield Library and Museum Association; Trustee (since 1996) of the Community Music School of Springfield. Formerly, member of the investment committee of the Community Foundation of Western Massachusetts (1998 - 2003);
                                       Chairman (January 1999-July 1999) of SIS & Family Bank, F.S.B. (formerly SIS
                                       Bank); President, Chief Executive Officer and Director (May 1993-December 1998)
                                       of SIS Bankcorp, Inc. and SIS Bank (formerly Springfield Institution for
                                       Savings) and Executive Vice President (January 1999-July 1999) of Peoples
                                       Heritage Financial Group, Inc. Oversees 43 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE AND OFFICER         The address of Mr. Murphy in the chart below is 498 Seventh Avenue, New York, NY
                                       10018. Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

John V. Murphy,                        Chairman, Chief Executive Officer and director (since June 2001) and President
President and Trustee                  (since September 2000) of the Manager; President and a director or trustee of
(since 2001)                           other Oppenheimer funds; President and a director (since July 2001) of
Age: 54                                Oppenheimer Acquisition Corp. and of Oppenheimer Partnership Holdings, Inc.; a
                                       director (since November 2001) of OppenheimerFunds Distributor, Inc.; Chairman
                                       and a director (since July 2001) of Shareholder Services, Inc. and of
                                       Shareholder Financial Services, Inc.; President and a director (since July 2001)
                                       of OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of
                                       OppenheimerFunds, Inc.: OFI Institutional Asset Management, Inc. and Centennial
                                       Asset Management Corporation (since November 2001), HarbourView Asset Management
                                       Corporation and OFI Private Investments, Inc. (since July 2001); President
                                       (since November 1, 2001) and a director (since July 2001) of Oppenheimer Real
                                       Asset Management, Inc.; a director (since November 2001) of Trinity Investment
                                       Management Corp. and Tremont Advisers, Inc. (investment advisory affiliates of the Manager); Executive Vice President (since February 1997) of Massachusetts
                                       Mutual Life Insurance Company (the Manager's parent company); a director (since
                                       June 1995) of DLB Acquisition Corporation (a holding company that owns shares of
                                       David L. Babson & Company, Inc.); formerly, Chief Operating Officer (September
                                       2000-June 2001) of the Manager; President and trustee (November 1999-November
                                       2001) of MML Series Investment Fund and MassMutual Institutional Funds (open-end investment companies); a director (September 1999-August 2000) of C.M. Life
                                       Insurance Company; President, Chief Executive Officer and director (September
                                       1999-August 2000) of MML Bay State Life Insurance Company; a director (June
                                       1989-June 1998) of Emerald Isle Bancorp and Hibernia Savings Bank (a
                                       wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 73 portfolios in the
                                       OppenheimerFunds complex.



26  |  OPPENHEIMER CASH RESERVES

------------------------------------------------------------------------------------------------------------------------
OFFICERS                               The address of the Officers in the chart below is as follows: for Mr. Zack, 498
                                       Seventh Avenue, New York, NY 10018, for Messrs. Weiss and Wixted and Ms. Wolf,
                                       6803 S. Tucson Way, Centennial, CO 80112-3924. Each Officer serves for an annual term or until his or her earlier resignation, death or removal.

Barry D. Weiss,                        Vice President of the Manager (since July 2001); an officer of 6 portfolios in
Vice President (since 2001)            the OppenheimerFunds complex; formerly Assistant Vice President and Senior
Age: 38                                Credit Analyst of the Manager (February 2000-June 2001). Prior to joining the
                                       Manager in February 2000, he was Associate Director, Structured Finance, Fitch
                                       IBCA Inc. (April 1998 - February 2000); and News Director, Fitch Investors
                                       Service (September 1996 - April 1998).

Carol E. Wolf,                         Senior Vice President (since June 2000) of the Manager; an officer of 6
Vice President (since 1998)            portfolios in the OppenheimerFunds complex; formerly Vice President of the
Age: 51                                Manager (June 1990 - June 2000).

Brian W. Wixted,                       Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer
Treasurer (since 1999)                 (since March 1999) of HarbourView Asset Management Corporation, Shareholder
Age: 43                                Services, Inc., Oppenheimer Real Asset Management Corporation, Shareholder
                                       Financial Services, Inc., Oppenheimer Partnership Holdings, Inc., OFI Private
                                       Investments, Inc. (since March 2000), OppenheimerFunds International Ltd. and
                                       OppenheimerFunds plc (offshore fund management subsidiaries of the Manager)
                                       (since May 2000) and OFI Institutional Asset Management, Inc. (since November
                                       2000); Treasurer and Chief Financial Officer (since May 2000) of Oppenheimer
                                       Trust Company (a trust company subsidiary of the Manager); Assistant Treasurer
                                       (since March 1999) of Oppenheimer Acquisition Corp. and OppenheimerFunds Legacy
                                       Program (since April 2000); formerly Principal and Chief Operating Officer
                                       (March 1995-March 1999), Bankers Trust Company-Mutual Fund Services Division. An
                                       officer of 89 portfolios in the OppenheimerFunds complex.

Robert G. Zack,                        Senior Vice President (since May 1985) and General Counsel (since February 2002)
Vice President and Secretary           of the Manager; General Counsel and a director (since November 2001) of
(since 2001)                           OppenheimerFunds Distributor, Inc.; Senior Vice President and General Counsel
Age: 54                                (since November 2001) of HarbourView Asset Management Corporation; Vice
                                       President and a director (since November 2000) of Oppenheimer Partnership
                                       Holdings, Inc.; Senior Vice President, General Counsel and a director (since
                                       November 2001) of Shareholder Services, Inc., Shareholder Financial Services,
                                       Inc., OFI Private Investments, Inc., Oppenheimer Trust Company and OFI
                                       Institutional Asset Management, Inc.; General Counsel (since November 2001) of
                                       Centennial Asset Management Corporation; a director (since November 2001) of
                                       Oppenheimer Real Asset Management, Inc.; Assistant Secretary and a director
                                       (since November 2001) of OppenheimerFunds International Ltd.; Vice President
                                       (since November 2001) of OppenheimerFunds Legacy Program; Secretary (since
                                       November 2001) of Oppenheimer Acquisition Corp.; formerly Acting General Counsel
                                       (November 2001-February 2002) and Associate General Counsel (May 1981-October
                                       2001) of the Manager; Assistant Secretary of Shareholder Services, Inc. (May
                                       1985-November 2001), Shareholder Financial Services, Inc. (November
                                       1989-November 2001); OppenheimerFunds International Ltd. and OppenheimerFunds
                                       plc (October 1997-November 2001). An officer of 89 portfolios in the
                                       OppenheimerFunds complex.



The Fund's Statement of Additional Information contains additional information about the Fund's Trustee's and is available without charge upon request.

27  |  OPPENHEIMER CASH RESERVES

ITEM 2.  CODE OF ETHICS

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the Fund has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Cameron as the Audit Committee's financial expert. Mr. Cameron is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of July 31, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)